Tradr 2X Long BE Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$173,356,978
TOTAL NET ASSETS — 100.0%	$173,356,978

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive
		Equity on					Premium	Unrealized
Counterparty	Description	Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)
Clear Street	Bloom Energy Corporation	Receive	7.13% (OBFR01* + 350bps)	At Maturity	12/16/2026	$159,731,782	$-	$115,534,769
Marex	Bloom Energy Corporation	Receive	6.63% (OBFR01* + 300bps)	At Maturity	5/30/2027	66,332,672	-	13,286,822
TOTAL EQUITY SWAP CONTRACTS								$128,821,591

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.